EMPLOYEE BENEFIT PLANS (Details 2) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of employee benefit plans [Line Items]
Actuarial (gain)/loss - financial assumptions			$ 14,482
Domestic Defined Benefit Plan [Member]
Disclosure of employee benefit plans [Line Items]
Present value of the obligation as of January 1	$ 125,480	$ 123,282
Interest cost	7,547	8,117
Actuarial (gain)/loss - experience	3,371	3,418
Benefits paid or payable	(11,795)	(11,553)
Actuarial (gain)/loss - financial assumptions	(2,220)	2,216
Defined obligation, unfunded as of December 31	122,383	125,480	123,282
Foreign defined benefit plans [member]
Disclosure of employee benefit plans [Line Items]
Present value of the obligation as of January 1	6,109	6,649
Interest cost	177	198
Actuarial (gain)/loss - experience	(536)	68
Actuarial (gain)/loss - financial assumptions	46	61
Benefits paid from plan assets	(405)	(825)
Foreign currency translation effect	472	(42)
Defined obligation, unfunded as of December 31	$ 5,863	$ 6,109	$ 6,649